Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 10, 2014
Income Tax Disclosure [Abstract]
Deferred federal income tax expense (benefit)	$ (76)	$ 0
Deferred tax assets gross	50,495	$ 32,571	$ 29,900
Unrecognized tax benefits	$ 2,500